Shareholder Report, Holdings (Details)	Dec. 31, 2025
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class [Member] | Other Assets In Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
IDX Adaptive Opportunities Fund | Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.07%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.45%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Sprott Physical Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Sarmaya Thematic ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | First Trust Long/Short Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | SPDR S&P Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Convergence Long/Short Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.45%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Other Assets In Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.74%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Alternative [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
IDX Adaptive Opportunities Fund | Institutional Class [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%